Related parties - Schedule of Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party [Abstract]
Salaries and other short-term employee benefits	$ 8,872	$ 7,690	$ 5,364
Pension costs	442	455	407
Share-based compensation expenses	24,649	16,752	396
Other compensation	142	196	73
Key management compensation	$ 34,105	$ 25,093	$ 6,240